Fair value measurements and the fair value option (Tables)	12 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis	The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at
	reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
June 30, 2022
Assets:
Available for sale securities	$2,744	$—	$—
Liabilities:
Convertible notes	$—	$—	$12,342
June 30, 2021
Assets:
Equity investment in VericiDx	$9,295	$—	$—

Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk	Changes in the fair value resulting from changes in the instrument-specific credit risk will be presented separately in other comprehensive income.

(in thousands)	June 30, 2022
Balance at the beginning of the year	$—
Issuance of convertible promissory notes	16,959
Fair value adjustments	(3,998)
Change in credit risk	(536)
FX Impact	(83)
Balance at June 30, 2022	$12,342